Taxation - Summary of Taxation Charge Based on Profits (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current tax expense (income) and adjustments for current tax of prior periods [abstract]
Credit in respect of prior periods	£ (508)	£ (149)	£ (508)
Total current taxation	1,619	1,418	2,572
Total deferred taxation	(263)	(541)	(418)
Total tax	1,356	877	2,154
UK [member]
Current tax expense (income) and adjustments for current tax of prior periods [abstract]
Current tax expense (income)	199	241	156
International [member]
Current tax expense (income) and adjustments for current tax of prior periods [abstract]
Current tax expense (income)	£ 1,928	£ 1,326	£ 2,924